Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation
Stock-based compensation expense	$ 3,503	$ 3,388
Orthobiologics Business | Discontinued Operations, Held-for-sale
Stock-Based Compensation
Stock-based compensation	144	148
Sales and marketing
Stock-Based Compensation
Stock-based compensation expense	1,041	652
General and administrative
Stock-Based Compensation
Stock-based compensation expense	1,922	2,179
Research and development
Stock-Based Compensation
Stock-based compensation expense	466	521
Cost of goods sold
Stock-Based Compensation
Stock-based compensation expense	$ 74	$ 36